Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec. 31, 2015
Entity Registrant Name	HEAT BIOLOGICS, INC.
Entity Central Index Key	0001476963
Entity Filer Category	Smaller Reporting Company
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.
Registration Statemenet Amendment Number	1